Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation
Basis of Presentation: The accompanying consolidated financial statements include the accounts of Stonegate and its subsidiaries and have been prepared in conformity with U.S. generally accepted accounting principles (“GAAP”) and in accordance with the instructions to Form 10-K as promulgated by the Securities and Exchange Commission. All intercompany accounts and transactions have been eliminated in consolidation.

Use of Estimates
Use of Estimates: The preparation of financial statements in conformity with GAAP requires us to make estimates and assumptions that affect the amounts reported in the Company’s consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Material estimates that are particularly significant relate to the Company’s fair value measurements of mortgage loans held for sale, mortgage servicing rights (“MSRs”), derivative assets and liabilities goodwill and other intangible assets, as well as its estimates for the reserve for mortgage repurchases and indemnifications and income tax estimates for deferred tax assets valuation allowance considerations.

Risks and Uncertainties
Risks and Uncertainties: In the normal course of business, companies in the mortgage banking industry encounter certain economic and regulatory risks. Economic risks include interest rate risk and credit risk. The Company is subject to interest rate risk to the extent that in a rising interest rate environment, the Company may experience a decrease in loan production, as well as decreases in the value of mortgage loans held for sale and in commitments to originate loans, which may negatively impact the Company’s operations. Conversely, in a decreasing interest rate environment, the value of the Company’s MSRs may decrease, which could negatively impact the Company’s operations. Credit risk is the risk of default that may result from the borrowers’ inability or unwillingness to make contractually required payments during the period in which loans are being held for sale.

The Company sells loans to investors without recourse. As such, the investors have assumed the risk of loss or default by the borrower. However, the Company is usually required by these investors to make certain standard representations and warranties relating to credit information, loan documentation and collateral. To the extent that the Company does not comply with such representations, the Company may be required to repurchase the loans or indemnify these investors for any losses from borrower defaults. The Company performs due diligence prior to funding mortgage loans as part of its loan underwriting process, whereby the Company analyzes credit, collateral and compliance risk of all loans in an effort to ensure the mortgage loans the investors’ standards. However, if a loan is repurchased, the Company could incur a loss as part of recording such loan at fair value, which may be less than the amount paid to purchase the loan. In addition, if loans pay off within a specified time frame, the Company may be required to refund a portion of the sales proceeds to the investors.
The Company’s business requires substantial cash to support its operating activities. As a result, the Company is dependent on its lines of credit, and other financing facilities in order to finance its continued operations. If the Company’s principal lenders decided to terminate or not to renew any of these credit facilities with the Company, the loss of borrowing capacity would have a material adverse impact on the Company’s financial statements unless the Company found a suitable alternative source of financing.

Consolidation
Consolidation: The Company’s loans held for sale are sold predominantly to FNMA. The Company also transfers loans in GNMA guaranteed mortgage backed securities (“MBS”) by pooling eligible loans through a pool custodian and assigning rights to the loans to GNMA. FNMA and GNMA provide credit enhancement of the loans through certain guarantee provisions. These securitizations involve variable interest entities (“VIEs”) as the trusts or similar vehicles, by design, that either (1) lack sufficient equity to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) have equity investors that do not have the ability to make significant decisions relating to the entity’s operations through voting rights, or do not have the obligation to absorb the expected losses, or do not have the right to receive the residual returns of the entity.
The primary beneficiary of a VIE (i.e., the party that has a controlling financial interest) is required to consolidate the assets and liabilities of the VIE. The primary beneficiary is the party that has both (1) the power to direct the activities of an entity that most significantly impact the VIE’s economic performance; and (2) through its interests in the VIE, the obligation to absorb losses or the right to receive benefits from the VIE that could potentially be significant to the VIE. The Company typically retains the right to service the loans. Because of the power of FNMA and GNMA over the VIEs that hold the assets from these residential mortgage loan securitizations, principally through its rights and responsibilities as master servicer for FNMA and as approver of issuers for GNMA and the guarantee provisions provided by FNMA and GNMA, the Company is not the primary beneficiary of the VIEs and therefore the VIEs are not consolidated by the Company.
The Company performs on-going reassessments of: (1) whether entities previously evaluated under the majority voting-interest framework have become VIEs, based on certain events, and therefore become subject to the VIE consolidation framework; and (2) whether changes in the facts and circumstances regarding the Company’s involvement with a VIE cause the Company’s consolidation determination to change.

Revenue Recognition
Revenue Recognition:
Mortgage Loans Held for Sale: Mortgage loans held for sale are carried at fair value under the fair value option with changes in fair value recognized in current period earnings. At the date of funding of the mortgage loan held for sale, the funded amount of the loan, the related derivative asset or liability of the associated interest rate lock commitment, less direct loan costs (including but not limited to correspondent fees, broker premiums and underwriting expenses) becomes the initial recorded investment in the mortgage loan held for sale. Such amount approximates the fair value of the loan.
Mortgage loans held for sale are considered de-recognized, or sold, when the Company surrenders control over the financial assets. Control is considered to have been surrendered when the transferred assets have been isolated from the Company, beyond the reach of the Company and its creditors; the purchaser obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets; and the Company does not maintain effective control over the transferred assets through an agreement that both entitles and obligates the Company to repurchase or redeem the transferred assets before their maturity or the ability to unilaterally cause the holder to return specific assets. Such transfers may involve securitizations, participation agreements or repurchase agreements. If the criteria above are not met, such transfers are accounted for as secured borrowings, in which the assets remain on the balance sheet, the proceeds from the transaction are recognized as a liability and no MSRs are recorded for those transferred loans.
Gains and losses from the sale of mortgages are recognized based upon the difference between the sales proceeds and carrying value of the related loans upon sale and is recorded in gain on mortgage loans held for sale in the statement of operations. The sales proceeds reflect the cash received and the initial fair value of the separately recognized mortgage servicing rights less the fair value of the liability for mortgage repurchases and indemnifications. Gain on mortgage loans held for sale also includes the unrealized gains and losses associated with the mortgage loans held for sale and the realized and unrealized gains and losses from derivatives.
Mortgage Servicing Rights and Change in Mortgage Servicing Rights Valuation: The Company capitalizes MSRs at fair value when purchased or at the time the underlying loans are de-recognized, or sold, and when the Company retains the right to service such loans. To determine the fair value of the MSRs, the Company uses a valuation model that calculates the present value of future cash flows from servicing. The valuation model incorporates assumptions that market participants would use in estimating future net servicing income, including estimates of the cost of servicing, the discount rate, float value, the inflation rate, estimated prepayment speeds, and default rates. MSRs currently are not actively traded in the markets, accordingly, considerable judgment is required to estimate their fair value and the exercise of that judgment can materially impact current period earnings.
For periods prior to January 1, 2013, the Company accounted for the subsequent measurement of its MSRs at the lower of amortized cost or fair value. Effective January 1, 2013, the Company elected to irrevocably account for the subsequent measurement of its existing MSRs using the fair value method, whereby the subsequent changes in the fair value of the MSRs are recorded in earnings during the period in which the changes occur. Under the fair value method, the fair value of the MSRs is assessed at each reporting date using the methods described above. In accordance with the applicable GAAP guidance, this change in accounting principle was accounted for on a prospective basis (financial statement periods prior to 2013 were not restated). The Company did not record a cumulative-effect adjustment to retained earnings as of January 1, 2013, as the net amortized carrying value of the MSRs as of January 1, 2013 equaled the fair value at such date due to MSR impairment charges recorded during 2012.
Loan Origination and Other Loan Fees: Loan origination and other loan fee income represents revenue earned from originating mortgage loans. Loan origination and other loan fees generally represent flat, per-loan fee amounts and are recognized as revenue, net of loan origination costs (excluding those loan origination costs that are recorded as a component of the recorded investment in mortgage loans held for sale), at the time the loans are funded.

Loan Servicing Fees: Loan servicing fee income represents revenue earned for servicing mortgage loans. The servicing fees are based on a contractual percentage of the outstanding principal balance and recognized as revenue as the related mortgage payments are collected. Corresponding loan servicing costs are charged to expense as incurred.
Interest Income: Interest income on mortgage loans is accrued to income based upon the principal amount outstanding and contractual interest rates. Income recognition is discontinued when loans become 90 days delinquent or when in management’s opinion, the collectability of principal and income becomes doubtful.

Warehouse Lending Receivables
Warehouse Lending Receivables: During the year ended December 31, 2013, the Company introduced its warehouse lending products to its correspondent customers through warehouse line of credit agreements. Under the warehouse line of credit agreements, the Company lends funds to its correspondent customers to finance those correspondents' mortgage loan originations. The correspondent customers pledge, as security to the Company, the underlying mortgage loans, and pay interest on the related outstanding borrowings at a specified interest rate plus a margin, as defined in the underlying line of credit agreements with each correspondent customer.

Derivative Financial Instruments
Derivative Financial Instruments: All derivative financial instruments are recognized as either assets or liabilities and measured at fair value. The Company accounts for all of its derivatives as free-standing derivatives and does not designate any for hedge accounting. Therefore, the gain or loss resulting from the change in the fair value of the derivative is recognized in the Company’s results of operations during the period of change.
The Company enters into commitments to originate residential mortgage loans held for sale, at specified interest rates and within a specified period of time, with customers who have applied for a loan and meet certain credit and underwriting criteria (interest rate lock commitments). These interest rate lock commitments (“IRLCs”) meet the definition of a derivative financial instrument and are reflected in the balance sheet at fair value with changes in fair value recognized in current period earnings. Unrealized gains and losses on the IRLCs are recorded as derivative assets and derivative liabilities, respectively, and are measured based on the value of the underlying mortgage loan, quoted MBS prices, estimates of the fair value of the mortgage servicing rights and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment, net of estimated commission expenses.
The Company manages the interest rate and price risk associated with its outstanding IRLCs and loans held for sale by entering into derivative instruments such as forward loan sales commitments and mandatory delivery commitments. Management expects these derivatives will experience changes in fair value opposite to changes in fair value of the IRLCs and loans held for sale, thereby reducing earnings volatility. The Company takes into account various factors and strategies in determining the portion of the mortgage pipeline (IRLCs) and loans held for sale it wants to economically hedge.
To the extent derivatives subject to master netting arrangements meet applicable requirements, the Company presents the derivative balances and related cash collateral amounts net on the balance sheet.

Reserve for Loan Repurchases and Indemnifications
Reserve for Loan Repurchases and Indemnifications: Loans sold to investors by the Company and which met investor and agency underwriting guidelines at the time of sale may be subject to repurchase or indemnification in the event of specific default by the borrower or subsequent discovery that underwriting standards were not met. The Company may, upon mutual agreement, agree to repurchase the loans or indemnify the investor against future losses on such loans. In such cases, the Company bears any subsequent credit loss on the loans. The Company has established an initial reserve liability for expected losses related to these representations and warranties at the date the loans are de-recognized from the balance sheet based on the fair value of such reserve liability. Subsequently, based on changing facts and circumstances or changes in certain estimates and assumptions, the reserve liability is adjusted with a corresponding amount recorded to provision for reserve for mortgage repurchases and indemnifications. In assessing the adequacy of the reserve, management evaluates various factors including actual losses on repurchases and indemnifications during the period, historical loss experience, known delinquent and other problem loans, delinquency trends in the portfolio of sold loans and economic trends and conditions in the industry. Actual losses incurred are reflected as charge-offs against the reserve liability.
Loans Eligible for Repurchase from GNMA: When the Company has the unilateral right to repurchase GNMA pool loans it has previously sold (generally loans that are more than 90 days past due), the Company then records the loan on its balance sheet. The recognition of previously sold loans does not impact the accounting for the previously recognized mortgage servicing rights

Servicing Advances
Servicing Advances: Servicing advances represent escrows and advances paid by the Company on behalf of customers and investors to cover delinquent balances for property taxes, insurance premiums and other out-of-pocket costs. Advances are made in accordance with the servicing agreements and are recoverable upon collection of future borrower payments or foreclosure of the underlying loans. The Company periodically reviews these receivables for collectability and amounts are written off when they are deemed uncollectible.

Property and Equipment
Property and Equipment: Property and equipment is recorded at cost, net of accumulated depreciation. Depreciation is computed using the straight-line method over estimated useful lives of three to ten years for furniture and equipment and three years for computer software. Leasehold improvements are amortized using the straight-line method over the shorter of the related lease term or their estimated economic useful lives.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets: Business combinations are accounted for using the acquisition method of accounting. Acquired intangible assets are recognized and reported separately from goodwill. Goodwill represents the excess cost of acquisition over the fair value of net assets acquired. Finite-lived purchased intangible assets consist of a trade name, customer relationships, non-compete agreement, an active agent list and state licenses, which have useful lives of four years, eight years, three years, five years and one year, respectively. Intangible assets with finite lives are amortized over their estimated lives using a straight line amortization method. The Company evaluates the estimated remaining useful lives on intangible assets to determine whether events or changes in circumstances warrant a revision to the remaining periods of amortization. If an intangible asset’s estimated useful life is changed, the remaining net carrying amount of the intangible asset is amortized prospectively over that revised remaining useful life. Additionally, an intangible asset that initially is deemed to have a finite useful life would cease being amortized if it is subsequently determined to have an indefinite useful life. Such intangible asset is then tested for impairment. The Company reviews such intangibles for impairment whenever events or changes in circumstances indicate their carrying amounts may not be recoverable, in which case an impairment charge would be recorded to earnings.
Indefinite-lived purchased intangible assets consist of trade names. Goodwill and other intangible assets with an indefinite useful life are not subject to amortization but are reviewed for impairment annually or more frequently whenever events or changes in circumstances indicate that the carrying amount of an intangible asset may not be recoverable. The Company first assesses qualitative factors to determine whether the existence of events or circumstances leads to a determination that is more likely than not that goodwill or other indefinite-lived intangible assets are impaired. If the Company determines that it is more likely than not that goodwill or other intangible assets are impaired, a quantitative impairment test is performed. For the quantitative impairment test, the Company estimates and compares the fair value of the goodwill or indefinite-lived intangible asset with its carrying amount. If the carrying amount of the goodwill or other intangible asset exceeds its fair value, the amount of the impairment is measured as the difference between the carrying amount of the asset and its fair value. Impairment is permanently recognized by writing down the asset to the extent that the carrying value exceeds the estimated fair value.

Long-Lived Assets
Long-Lived Assets: The Company periodically assesses long-lived assets, including property and equipment and definite-lived intangible assets, for recoverability whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If management identifies an impairment indicator, it assesses recoverability by comparing the carrying amount of the asset to the undiscounted cash flows expected to result from the use and eventual disposition of the asset. An impairment loss is recognized in earnings whenever the carrying amount is not recoverable.

Investment in Closely Held Entity
Investment in Closely Held Entity: Investment in closely held entity consists of shares of voting common and preferred stock, which the Company owns in a non-publicly traded entity. The investment is carried at cost as the Company does not exercise significant influence over the entity’s operating and financial activities.

Stock-Based Compensation
Stock-Based Compensation: The Company grants stock options and restricted stock units to certain executive officers, key employees and independent directors. Stock options have been granted for a fixed number of shares with an exercise price at least equal to the fair value of the shares at the date of grant. Restricted stock units have been granted for a fixed number of shares with a fair value equal to the fair value of the Company's common stock on the grant date. The stock options and restricted stock units granted are recognized as compensation expense in the statement of operations based on their grant-date fair values.

Advertising and Marketing	Advertising and Marketing: The Company uses primarily print, broadcast and web-based advertising and marketing to promote its products. Advertising and marketing is expensed as incurred
Income Taxes
Income Taxes: Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The Company recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs.
The Company’s income tax expense includes assessments related to uncertain tax positions taken or expected to be taken by the Company. Management has concluded that it currently does not have any significant uncertain tax positions. If applicable, the Company will recognize interest and penalties related to unrecognized tax benefits as a component of income tax expense.

Cash and Cash Equivalents
Cash and Cash Equivalents: The Company classifies cash and temporary investments with original maturities of three months or less as cash and cash equivalents, which totaled $43,104 and $15,056 at December 31, 2013 and 2012, respectively. The Company typically maintains cash in financial institutions in excess of FDIC limits. The Company evaluates the creditworthiness of these financial institutions in determining the risk associated with these cash balances.

Restricted Cash	Restricted Cash: The Company maintains certain cash balances that are restricted under broker margin account agreements associated with its derivative activities.
Fair Value Measurements
Fair Value Measurements

The Company uses fair value measurements in fair value disclosures and to record certain assets and liabilities at fair value on a recurring basis, such as MSRs (beginning January 1, 2013), derivatives and loans held for sale, or on a nonrecurring basis, such as when measuring MSRs upon initial recognition and measuring impairments on MSRs (for periods prior to January 1, 2013), intangible assets and long-lived assets. The Company has elected fair value accounting for loans held for sale to more closely align the Company’s accounting with its interest rate risk strategies without having to apply the operational complexities of hedge accounting.

The Company groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. These levels are:

Level Input:	Input Definition:
Level 1	Unadjusted, quoted prices in active markets for identical assets or liabilities.
Level 2
Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Company. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3
Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity), unobservable inputs may be used. Unobservable inputs reflect the Company's own assumptions about the factors that market participants would use in pricing the asset or liability, and are based on the best information available in the circumstances.

An asset or liability’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

While the Company believes its valuation methods are appropriate and consistent with those used by other market participants, the use of different methods or assumptions to estimate the fair value of certain financial statement items could result in a different estimate of fair value at the reporting date. Those estimated values may differ significantly from the values that would have been used had a readily available market for such items existed, or had such items been liquidated, and those differences could be material to the consolidated financial statements.

Management incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. The Company uses discounted cash flow techniques to estimate fair value. These techniques incorporate forecasting of expected cash flows discounted at appropriate market discount rates that are intended to reflect the lack of liquidity in the market.

The following describes the methods used in estimating the fair values of certain financial statement items:

Mortgage Loans Held for Sale: The Company's mortgage loans held for sale at fair value are saleable into the secondary mortgage markets and their fair values are estimated using quoted market or contracted prices or market price equivalents.

Derivative Financial Instruments: The Company estimates the fair value of interest rate lock commitments based on the value of the underlying mortgage loan, quoted MBS prices and estimates of the fair value of the MSRs and the probability that the mortgage loan will fund within the terms of the interest rate lock commitment. The Company estimates the fair value of forward sales commitments based on quoted MBS prices.

Mortgage Servicing Rights: The Company uses a discounted cash flow approach to estimate the fair value of MSRs. This approach consists of projecting servicing cash flows discounted at a rate that management believes market participants would use in their determinations of value. The key assumptions used in the estimation of the fair value of MSRs include prepayment speeds, discount rates, default rates, cost to service, contractual servicing fees and escrow earnings.